Income Taxes - Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax relating to components of other comprehensive income [abstract]
Revenue related to foreign exchange fluctuations from intercompany balances (note 22.2)	$ (6)	$ (19)	$ (19)
Expense (revenue) associated to actuarial results (note 22.2)	26	(41)	(29)
Revenue related to derivative financial instruments (note 18.4)	(1)	14	(34)
Expense (revenue) from foreign currency translation and other effects	(63)	(14)	4
Total current and deferred income tax relative to items of other comprehensive income (loss)	$ (44)	$ (60)	$ (78)